INTANGIBLE ASSETS	9 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 6. INTANGIBLE ASSETS

On May 23, 2025, the Company entered into a Co-Development Agreement with Alan to AI Consultancy Co. Limited (“the Contractor”) for the co-development of the OFA TransBIM system. This system is an AI software designed for architecture design and automated generation of structural and MEP (Mechanical, Electrical, and Plumbing) construction drawings. Under the agreement, while the core TransBIM system intellectual property (IP) initially remains with the Contractor, the Company secures a perpetual, irrevocable, worldwide, royalty-free license to use, modify, and distribute the software, including access to its source code. Crucially, the Company holds exclusive rights for the use, management, and operation of the system in North America and Hong Kong for five years from final completion, after which the license becomes non-exclusive globally. Furthermore, the Company has an option, exercisable within three years of final completion, to either purchase the IP rights for the North American and Hong Kong version of the system or acquire equity in the Contractor (“the Option”). All development fees paid by the Company will be converted towards the acquisition cost if this option is exercised. The total contractual consideration for the acquisition was $14,993,500. Due to foreign currency translation at the applicable exchange rate on the reporting date, as further detailed in Note 2 (Foreign Currency Translation), the recorded amount in the financial statements is $15,101,651. As of December 31, 2025, $3,473,227 (HK$27,029,002) remained unpaid and is recorded within accrued liabilities on the consolidated balance sheet. On March 31, 2026, Office for Fine Architecture Limited, a wholly-owned subsidiary of the Company, entered into an Intellectual Property Assignment and Co-Ownership Agreement with Alan To AI Consultancy Co. Limited, pursuant to acquire a 50% undivided co-ownership interest in certain intellectual property relating to the QIKBIM system, including rights relating to the United States and Hong Kong standards adaptation and commercialization versions thereof.

Intangible assets consisted of the following at each balance sheet date:

	Estimated Useful Life (years)	December 31, 2025	March 31, 2025
Artificial intelligence software	5	$15,101,651	$-
Accumulated amortization		(755,082)	-
Net book value		$14,346,569	$-

Amortization of the intangible asset during the nine months ended December 31, 2025 and 2024, was $755,082 and nil respectively.

The future amortization of the intangible asset is as follows:

Year Ending March 31,	Amount
2026	$755,083
2027	3,020,330
2028	3,020,330
2029	3,020,330
2030	3,020,330
2031	1,510,166
Total Intangible Asset Amortization	$14,346,569